Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		¥ 959.8	¥ 1,089.7
General and administrative expenses		718.3	680.5
Equity in earnings (losses) of equity method investees-net		10.6	11.3
Others		(10.5)	(17.3)
Net business profits (losses)	[1]	241.6	403.2
Operating Segments [Member] | Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		343.0	348.0
General and administrative expenses		358.6	359.8
Equity in earnings (losses) of equity method investees-net		7.5	8.8
Net business profits (losses)	[1]	(8.1)	(3.0)
Operating Segments [Member] | Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		192.0	215.2
General and administrative expenses		97.3	96.5
Equity in earnings (losses) of equity method investees-net		0.6	0.6
Net business profits (losses)	[1]	95.3	119.3
Operating Segments [Member] | Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		160.2	183.4
General and administrative expenses		122.5	117.9
Equity in earnings (losses) of equity method investees-net		1.4	1.0
Net business profits (losses)	[1]	39.1	66.5
Operating Segments [Member] | Global Markets Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		236.2	333.6
General and administrative expenses		99.7	90.1
Net business profits (losses)	[1]	136.5	243.5
Operating Segments [Member] | Asset management company.
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		24.9	24.4
General and administrative expenses		13.9	15.0
Equity in earnings (losses) of equity method investees-net		0.3	(0.1)
Net business profits (losses)	[1]	11.3	9.3
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits	[2]	3.5	(14.9)	[3]
General and administrative expenses	[2]	26.3	1.2	[3]
Equity in earnings (losses) of equity method investees-net	[2]	0.8	1.0	[3]
Others	[2]	(10.5)	(17.3)	[3]
Net business profits (losses)	[1],[2]	¥ (32.5)	¥ (32.4)	[3]

[1]	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
[2]	"Others" includes items which should be eliminated as internal transactions between each segment on a consolidated basis.
[3]	Beginning on April 1, 2017, new allocation methods for transactions between each segment and "Others" have been applied. Figures for the six months ended September 30, 2016 have been restated for the new allocation methods and "Equity in earnings (losses) of equity method investees-net" has been presented as a new item in connection with the use of the new allocation methods.